Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Line Items]
Summary of Balance Sheet Amounts and Balances of the Consolidated VIEs

The following amounts and balances of the consolidated VIEs were included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions.

	As of December 31,
	2021	2022
	RMB	RMB
ASSETS
Cash and cash equivalents	2,948,946	2,474,166
Restricted cash—current	63,294	12,095
Short-term investments	550,000	—
Accounts receivable, net of allowance	28,734	8,577
Amounts due from related parties	7,075	—
Loans receivable, net	1,774,038	—
Prepayments and other current assets	849,323	1,604,354
Restricted cash—non-current	13,500	—
Property and equipment, net	100,931	18,449
Investments in equity investees	670,110	—
Intangible assets, net	119,298	106,928
Goodwill	283,256	283,256
Deferred tax assets	20,492	6,570
Operating lease right-of-use assets and land use rights	—	74,820
Other non-current assets	3,836	5,960

TOTAL ASSETS	7,432,833	4,595,175

LIABILITIES
Short-term loans	9,000	—
Accounts payable	29,077	6,374
Prepaid for freight listing fees and other service fees	383,153	436,806
Income tax payable	21,573	8,082
Other tax payable	566,479	682,030
Operating lease liabilities — current	—	39,649
Accrued expenses and other current liabilities	1,045,484	883,965
Deferred tax liabilities	26,415	23,358
Operating lease liabilities — non-current	—	34,036

TOTAL LIABILITIES	2,081,181	2,114,300

Summary of Income and Cash Flow Amounts and Balances of the Consolidated VIEs

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net Revenues	2,553,535	4,611,044	5,648,742
Net loss (income)	223,957	(920,960)	(1,779,515)
Net cash provided by (used in) operating activities	682,745	(286,501)	615,584
Net cash used in investing activities	(72,390)	(815,721)	(69,854)
Net cash (used in) provided by financing activities	(888,700)	42,100	(9,000)

Summary of Balance Sheet Amounts and Balances of the Consolidated Trusts

As of December 31, 2021
RMB
ASSETS
Restricted cash	3,509
Loans receivable, net	353,509

Total Assets	357,018

As of December 31, 2021
RMB
LIABILITIES
Other tax payable	839

Total Liabilities	839

Summary of Income and Cash Flow Amounts and Balances of the Consolidated Trusts

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	130,380	104,061	25,996
Net income	63,146	22,838	16,808

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	374,679	(13,793)	5,115
Net cash used in financing activities	(388,700)	(31,400)	—

Summary of Property and equipment	The estimated useful lives are as follows:

Category	Estimated useful lives
Office building	44 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	4 years
Leasehold improvement	Over the shorter of the expected useful life or the lease term

Summary of Useful Lives of Intangible Assets
Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The identifiable intangible assets acquired are amortized on a straight-line basis over the respective useful lives as follows:

The identifiable intangible assets	Amortization Years
Software	5 to 8
Trademarks	5 to 15
Platform	5
Customer relationship	10
Non-compete commitment	8

Summary of the Disaggregated Revenues
For the years ended December 31, 2020, 2021 and 2022, all of the Group’s revenues were generated in the PRC. The disaggregated revenues by revenue streams and timing of transfer of services were as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Freight matching services(1)	1,947,016	3,946,882	5,656,651
Freight brokerage-satisfied at a point of time	1,365,207	2,497,779	3,360,313
Freight listings-satisfied over time	538,665	753,031	852,380
Transaction commission-satisfied at a point of time	43,144	696,072	1,443,958
Value-added services(1)	633,804	710,137	1,076,993
Credit solutions-satisfied over time	472,841	520,086	796,356
Other value-added services-satisfied at a point of time	160,963	190,051	280,637

Total net revenues	2,580,820	4,657,019	6,733,644

(1)
RMB1,398 million and RMB36 million, RMB2,580 million and RMB40 million, RMB3,490 million and RMB61 million of net revenues were attributable to VAT for freight matching services and value-added services for the years ended December 31, 2020, 2021, and 2022, respectively. The VAT for freight matching services is primarily related to VAT incurred for freight brokerage services, which is assessed based on the total transaction price with the shipper, including the freight charge paid to the trucker (for which the Group is an agent) and the platform service fee earned by the Group.

Summary of Contract Liabilities	The contract liabilities of the Group as of December 31, 2021 and 2022 are listed in the table below. The Group recognized revenues that were previously deferred as contract liabilities of RMB319,924 and RMB383,236 during the years ended December 31, 2021 and 2022, respectively.

	As of December 31,
	2021	2022
	RMB	RMB
Contract balances
Freight listings	377,468	435,567
Others	5,768	26,513

Total	383,236	462,080

Summary of Value Added Tax
Gross amount of VAT and the refund amount from local financial bureaus included in cost of revenues are as the following:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Gross VAT	1,832,598	3,510,749	4,518,878
Less: VAT refund	(938,689)	(1,559,814)	(1,979,581)

VAT, net	893,909	1,950,935	2,539,297